Summary of Significant Accounting Policies - Summary of Components of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory, Net [Abstract]
Raw materials	$ 1,168	$ 1,242
Work in-process	1,412	1,120
Finished goods	1,337	1,280
Total inventories	$ 3,917	$ 3,642